MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.   TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The 6-month period ended February 28, 2001, was a very volatile and difficult one for high-yield investors. The high-yield market, which had been mired in one of its worst slumps in history, had an especially difficult time during the fall. Pessimism ran high among the financial markets during this period as the U.S. economy slowed and recession concerns mounted. From September through November, the Nasdaq declined more than 35 percent. Other factors contributing to the high-yield market's decline were a rise in default rates, a long unresolved presidential election and poor earnings announcements by many high-yield issuers. The high-yield market was further hurt by significant investor outflows from high-yield mutual funds. Calendar year 2000 represented the first full year of outflows since 1990. This situation created an extremely oversold market.

During this period, credit spreads in the high-yield market relative to U.S. Treasury securities approached their all-time highest levels. Spreads also continued to widen within the high-yield sector as investors gravitated toward the relatively higher-quality end of the marketplace. As a result of this trend, lower-yielding, higher-quality BB-rated bonds held up significantly better than lower-rated bonds.

Fortunately, the high-yield market's performance improved in December as Federal Reserve Board Chairman Alan Greenspan stated that the Fed was ready to ease interest rates if the economy continued to show weakness. His comments led the fixed-income markets higher. The Fed officially cut interest rates twice in January for a total of 100 basis points. Investors responded positively to the Fed's actions and began to put money back into high-yield mutual funds, which led to one of the best performance months in the sector's history. The market gave up some of its gains at the end of February as the Nasdaq sold off and investors became disappointed that the Federal Reserve did not lower rates further. New issuance remained strong in February with over $7 billion priced, bringing the year-to-date total to more than $21 billion. It

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001, CONTINUED

should be noted that the default rate remains at a high historical level and that fears of a recession still exist. Consequently, it would be premature to assume that the market's difficulties are over.

PERFORMANCE

During the 6-month period ended February 28, 2001, Morgan Stanley Dean Witter High Yield Securities' Class A and D shares produced returns of -19.68 percent and -19.82 percent, respectively. The Fund underperformed the Lehman Brothers U.S. Corporate High Yield Index, which returned 2.31 percent.* For the same period, the Fund's Class B and C shares had total returns of -19.93 percent and -19.97 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

As we have stated in recent shareholder reports, the high-yield market has been mired in one of its worst slumps in more than a decade. As a result, the default rates among high-yield debt issuers have risen and this in turn has affected holders of high-yield debt, including the Fund. In order to take into account the effects of these factors on the high-yield market in general and the Fund's portfolio in particular, the Fund has had to adjust its dividend rate downward in order to match the current income level of the Fund's portfolio holdings. The distribution rate of the Fund's Class B shares was lowered to $0.04 per share. The previous dividend rate was $0.049775 per share. The new dividend rate was effective with the dividend declared on February 21, 2001 and paid February 28, 2001. As always, we will continue to monitor the Fund's level of earnings and adjust its dividend accordingly. The income dividends for the Fund's Class A, C and D shares also decreased relative to the decrease in the Fund's Class B shares. The performance and yield of the Fund's four share classes vary because of differing expenses.

PORTFOLIO STRATEGY

As a result of the substantial weakness in the high-yield market, in which bond prices declined sharply and yields rose dramatically, the Fund's core position in the B-rated sector was adversely affected. In particular, its allocation to the telecommunication sector detracted from results. This sector was hard hit as a number of high-yield security issuers announced poor earnings.

----------------
* The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001, CONTINUED

The Fund's management team is working to restructure portions of the Fund's portfolio so that certain current holdings can be eliminated in favor of other high-yield bonds which we believe offer competitive income with lower credit risk. Management believes that a repositioning strategy that concentrates on a strong level of income balanced by considerations of lower credit risk and overall long-term return will, in the future, better serve and benefit our shareholders.

From an industry perspective, we continue to view the telecommunications sector as a potentially rewarding investment opportunity over the long term, given the worldwide trend toward providing expanded global telecommunications services. We believe that the combination of growth prospects for the industry over the next few years, along with the likelihood of the formation of strategic partnerships, provides a good backdrop for revenue growth, better profitability and future credit improvement.

LOOKING AHEAD

While the past two years have been difficult ones for investors in the high-yield arena, we believe that the sector currently represents unusual value, as credit spreads are much wider than the historical averages. For the high-yield market to enjoy sustained improvement, it will be important to see investment inflows continue. Further easing by the Federal Reserve and an improved economic outlook would also be supportive. Through careful credit analysis and active management we believe that, over the long term, the high-yield market will once again reward investors with attractive yields and competitive total returns.

In January, Stephen F. Esser, Robert E. Angevine, Gordon W. Loery and Deanna L. Loughnane were named primary portfolio managers of Morgan Stanley Dean Witter High Yield Securities. Mr. Esser is a Managing Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager, as well as a Managing Director of Miller Anderson & Sherrerd, LLP ("MAS"), an affiliate of the Investment Manager. Mr. Angevine is a Principal of the Investment Manager as well as a Principal of MAS. Mr. Loery is a Principal of the Investment Manager as well as a Principal of MAS. Messrs. Esser, Angevine and Loery have been managing portfolios for MAS and its investment advisory affiliates for more than five years. Ms. Loughnane is a Principal of the Investment Manager as well as a Principal of MAS. She has been managing portfolios for MAS and its investment advisory affiliates since 1997, prior to which she was a Vice President and Senior Corporate Bond Analyst for Putnam Investments (1993 -- 1997).

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FUND PERFORMANCE FEBRUARY 28, 2001

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 2/28/01                             PERIOD ENDED 2/28/01
   -------------------------                        -------------------------
   1 Year                     (29.16)%(1) (32.17)%(2) 1 Year                   (29.58)%(1) (32.60)%(2)
   5 Years                    (2.17)%(1) (3.02)%(2) Since Inception (7/28/97)  (8.22)%(1)  (8.54)%(2)
   10 Years                    8.39%(1)  7.92%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 2/28/01                               PERIOD ENDED 2/28/01
   -------------------------                          -------------------------
   1 Year                     (29.79)%(1) (30.39)%(2) 1 Year                     (29.20)%(1)
   Since Inception (7/28/97)  (8.32)%(1)  (8.32)%(2)  5 Years                    (2.01)%(1)
                                                      10 Years                   8.62%(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
------------------------

     PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.
     BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                  COUPON           MATURITY
THOUSANDS                                                                                   RATE              DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (92.7%)
           ADVERTISING/MARKETING SERVICES (0.6%)
$ 10,000   Interep National Radio Sales Inc......................................  10.00%                   07/01/08  $    7,600,000
                                                                                                                      --------------
           AEROSPACE & DEFENSE (1.6%)
  15,000   Loral Space & Communications Ltd......................................   9.50                    01/15/06      11,625,000
  12,500   Sabreliner Corp. - 144A*..............................................  11.00                    06/15/08       9,875,000
                                                                                                                      --------------
                                                                                                                          21,500,000
                                                                                                                      --------------
           ALTERNATIVE POWER GENERATION (0.9%)
  12,385   AES Corp. (The).......................................................   8.875                   02/15/11      12,632,700
                                                                                                                      --------------
           AUTO PARTS: O.E.M. (0.2%)
   3,050   Hayes Lemmerz International, Inc. (Series B)..........................   8.25                    12/15/08       2,013,000
                                                                                                                      --------------
           BROADCAST/MEDIA (0.9%)
   5,000   Jones International Networks Ltd......................................  11.75                    07/01/05       4,550,000
  10,000   Tri-State Outdoor Media Group, Inc....................................  11.00                    05/15/08       7,400,000
                                                                                                                      --------------
                                                                                                                          11,950,000
                                                                                                                      --------------
           BROADCASTING (1.9%)
   6,000   Cumulus Media Inc.....................................................  10.375                   07/01/08       5,520,000
  14,555   XM Satellite Radio Holdings Inc.......................................  14.00                    03/15/10       9,897,400
   9,935   Young Broadcasting Inc. - 144A*.......................................  10.00                    03/01/11       9,910,162
                                                                                                                      --------------
                                                                                                                          25,327,562
                                                                                                                      --------------
           CABLE/SATELLITE TV (7.0%)
   1,840   Adelphia Communications Corp..........................................   7.75                    01/15/09       1,656,000
   6,500   Adelphia Communications Corp..........................................  10.875                   10/01/10       6,865,625
   5,050   Adelphia Communications Corp. (Series B)..............................  10.50                    07/15/04       5,151,000
  50,687   Australis Holdings Property Ltd. (Australia) (a) (b)..................  15.00                    11/01/02           5,069
  11,160   British Sky Broadcasting Group PLC (United Kingdom)...................   6.875                   02/23/09      10,390,853
   8,400   British Sky Broadcasting Group PLC (United Kingdom)...................   8.20                    07/15/09       8,416,884
   6,875   Callahan Nordrhein Westfalen - 144A* (Germany)........................  14.00                    07/15/10       7,012,500
   8,212   Classic Cable Inc.....................................................  10.50                    03/01/10       4,598,720
  19,000   Diva Systems Corp. (Series B).........................................  12.625++                 03/01/08       5,320,000
   9,955   FrontierVision Operating Partners, L.P................................  11.00                    10/15/06      10,402,975
  10,000   James Cable Partners L.P. (Series B)..................................  10.75                    08/15/04       7,000,000
  44,400   Knology Holdings, Inc.................................................  11.875++                 10/15/07      13,320,000
  15,000   Ono Finance PLC (United Kingdom)......................................  13.00                    05/01/09      13,125,000
                                                                                                                      --------------
                                                                                                                          93,264,626
                                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                  COUPON           MATURITY
THOUSANDS                                                                                   RATE             DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CASINO/GAMING (3.3%)
$ 22,000   Aladdin Gaming Holdings/Capital Corp. (Series B)......................  13.50++%                 03/01/10  $    9,460,000
  20,500   Fitzgeralds Gaming Corp. (Series B) (a) (b)...........................  12.25                    12/15/04      12,300,000
  24,035   Resort At Summerlin (Series B) (b)....................................  13.00                    12/15/07       2,403,492
   5,200   Station Casinos, Inc..................................................   9.875                   07/01/10       5,434,000
  14,750   Station Casinos, Inc. - 144A*.........................................   8.375                   02/15/08      14,823,750
                                                                                                                      --------------
                                                                                                                          44,421,242
                                                                                                                      --------------
           CELLULAR TELEPHONE (4.1%)
   5,500   Dobson/Sygnet Communications..........................................  12.25                    12/15/08       5,885,000
  29,800   Dolphin Telecom PLC (Series B) (United Kingdom).......................  14.00++                  05/15/09       2,980,000
  25,025   Dolphin Telecom PLC (United
             Kingdom)............................................................  11.50++                  06/01/08       2,752,750
  10,000   Nextel Communications, Inc............................................  10.65++                  09/15/07       8,275,000
  11,050   Nextel Partners Inc...................................................  14.00++                  02/01/09       7,624,500
  10,000   Tritel PCS Inc........................................................  12.75++                  05/15/09       7,075,000
  10,099   Triton PCS Inc........................................................  11.00++                  05/01/08       8,180,190
   5,000   Voicestream Wireless Corp.............................................  11.50                    09/15/09       5,825,000
   5,000   Voicestream Wireless Corp.............................................  10.375                   11/15/09       5,600,000
                                                                                                                      --------------
                                                                                                                          54,197,440
                                                                                                                      --------------
           CHEMICALS: SPECIALTY (0.6%)
   6,000   Octel Developments PLC (United Kingdom)...............................  10.00                    05/01/06       5,820,000
   2,060   PMD Group Inc. - 144A*................................................  11.00                    02/28/11       2,111,500
                                                                                                                      --------------
                                                                                                                           7,931,500
                                                                                                                      --------------
           COMMERCIAL PRINTING/FORMS (0.1%)
  13,000   Premier Graphics Inc. (b).............................................  11.50                    12/01/05         650,000
                                                                                                                      --------------
           CONSUMER/BUSINESS SERVICES (3.1%)
  28,000   Anacomp, Inc. (Series B) (b)..........................................  10.875                   04/01/04       4,200,000
   5,900   Anacomp, Inc. (Series D) (b)..........................................  10.875                   04/01/04         885,000
  13,000   Comforce Operating, Inc...............................................  12.00                    12/01/07       8,450,000
  20,000   MDC Communications Corp. (Canada).....................................  10.50                    12/01/06      18,800,000
  10,200   Muzak LLC.............................................................   9.875                   03/15/09       9,180,000
                                                                                                                      --------------
                                                                                                                          41,515,000
                                                                                                                      --------------
           CONTAINERS/PACKAGING (3.6%)
  11,900   Berry Plastics Corp...................................................  12.25                    04/15/04      10,710,000
  13,250   Berry Plastics Corp...................................................  11.00                    07/15/07      10,467,500
  25,481   Envirodyne Industries, Inc............................................  10.25                    12/01/01      18,346,320
  10,000   LLS Corp..............................................................  11.625                   08/01/09       8,000,000
                                                                                                                      --------------
                                                                                                                          47,523,820
                                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                  COUPON           MATURITY
THOUSANDS                                                                                   RATE             DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
           DIVERSIFIED MANUFACTURING (3.9%)
$ 19,650   Eagle-Picher Industries, Inc..........................................   9.375%                  03/01/08  $   13,165,500
  20,000   Jordan Industries, Inc. (Series B)....................................  10.375                   08/01/07      17,600,000
  40,563   Jordan Industries, Inc. (Series B)....................................  11.75++                  04/01/09      21,092,760
                                                                                                                      --------------
                                                                                                                          51,858,260
                                                                                                                      --------------
           DRUGSTORE CHAINS (1.6%)
  10,000   Community Distributors, Inc. (Series B)...............................  10.25                    10/15/04       7,800,000
   2,000   Rite Aid Corp.........................................................   6.875                   08/15/13         980,000
  20,675   Rite Aid Corp.........................................................   7.70                    02/15/27       9,717,250
   2,000   Rite Aid Corp. - 144A*................................................   6.625                   12/15/08       1,000,000
   5,060   Rite Aid Corp. - 144A*................................................   7.375                   12/15/28       2,378,200
                                                                                                                      --------------
                                                                                                                          21,875,450
                                                                                                                      --------------
           ELECTRONIC DISTRIBUTORS (0.0%)
  20,000   CHS Electronics, Inc. (a) (b).........................................   9.875                   04/15/05         400,000
                                                                                                                      --------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (1.1%)
  15,450   High Voltage Engineering, Inc.........................................  10.75                    08/15/04       7,570,500
   8,000   Telecommunication Techniques Co.......................................   9.75                    05/15/08       6,520,000
                                                                                                                      --------------
                                                                                                                          14,090,500
                                                                                                                      --------------
           ELECTRONICS/APPLIANCES (1.0%)
  84,930   International Semi-Tech Microelectronics, Inc. (Canada) (a) (b).......  11.50                    08/15/03         636,975
   5,000   Salton Inc............................................................  10.75                    12/15/05       4,925,000
   9,035   Windmere-Durable Holdings, Inc........................................  10.00                    07/31/08       8,267,025
                                                                                                                      --------------
                                                                                                                          13,829,000
                                                                                                                      --------------
           ENGINEERING & CONSTRUCTION (0.9%)
   5,000   Metromedia Fiber Network, Inc.........................................  10.00                    12/15/09       4,750,000
   7,000   Metromedia Fiber Network, Inc. (Series B).............................  10.00                    11/15/08       6,580,000
                                                                                                                      --------------
                                                                                                                          11,330,000
                                                                                                                      --------------
           ENTERTAINMENT & LEISURE (0.1%)
  10,850   AMF Bowling Worldwide Inc. (Series B) (b).............................  10.875                   03/15/06       1,085,000
                                                                                                                      --------------
           ENVIRONMENTAL SERVICES (1.9%)
   9,000   Allied Waste North America, Inc. (Series B)...........................  10.00                    08/01/09       9,180,000
  15,350   Waste Management Inc..................................................   7.375                   08/01/10      15,495,364
                                                                                                                      --------------
                                                                                                                          24,675,364
                                                                                                                      --------------
           FINANCE/RENTAL/LEASING (0.3%)
   9,000   Neff Corp.............................................................  10.25                    06/01/08       4,500,000
                                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                  COUPON           MATURITY
THOUSANDS                                                                                   RATE             DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
           FOOD DISTRIBUTORS (1.6%)
$  9,965   Fleming Companies, Inc. (Series B)....................................  10.50%                   12/01/04  $    9,765,700
   2,275   Fleming Companies, Inc. (Series B)....................................  10.625                   07/31/07       2,144,187
  10,000   Volume Services America, Inc..........................................  11.25                    03/01/09       8,900,000
                                                                                                                      --------------
                                                                                                                          20,809,887
                                                                                                                      --------------
           FOOD RETAIL (0.3%)
   7,810   Pueblo Xtra International, Inc........................................   9.50                    08/01/03       2,733,500
   4,614   Pueblo Xtra International, Inc.
             (Series C)..........................................................   9.50                    08/01/03       1,614,900
                                                                                                                      --------------
                                                                                                                           4,348,400
                                                                                                                      --------------
           HOME BUILDING (1.9%)
  13,580   Centex Corp...........................................................   7.875                   02/01/11      13,700,726
  11,900   Toll Brothers, Inc....................................................   8.25                    02/01/11      11,781,000
                                                                                                                      --------------
                                                                                                                          25,481,726
                                                                                                                      --------------
           HOSPITAL/NURSING MANAGEMENT (2.1%)
  18,000   HCA - The Healthcare Co...............................................   7.875                   02/01/11      18,258,120
   9,200   Tenet Healthcare Corp.................................................   8.625                   01/15/07       9,476,000
                                                                                                                      --------------
                                                                                                                          27,734,120
                                                                                                                      --------------
           HOTELS/RESORTS/CRUISELINES (1.1%)
  13,000   Epic Resorts LLC (Series B)...........................................  13.00                    06/15/05       3,900,000
  10,860   Hilton Hotels Corp....................................................   8.25                    02/15/11      11,003,135
                                                                                                                      --------------
                                                                                                                          14,903,135
                                                                                                                      --------------
           HOUSEHOLD/PERSONAL CARE (0.7%)
   8,868   J.B. Williams Holdings, Inc...........................................  12.00                    03/01/04       8,690,640
                                                                                                                      --------------
           INDUSTRIAL SPECIALTIES (1.9%)
  10,000   Cabot Safety Corp.....................................................  12.50                    07/15/05      10,000,000
   9,063   International Wire Group, Inc.........................................  11.75                    06/01/05       8,995,028
  10,500   Outsourcing Services Group, Inc. (Series B)...........................  10.875                   03/01/06       6,825,000
                                                                                                                      --------------
                                                                                                                          25,820,028
                                                                                                                      --------------
           INTERNET SOFTWARE/SERVICES (2.4%)
  12,500   Colo.com - 144A* (Units)++............................................  13.875                   03/15/10       6,250,000
  13,300   Cybernet Internet Services Inc........................................  14.00                    07/01/09       2,793,000
   4,225   Exodus Communications Inc.............................................  11.625                   07/15/10       4,045,438
  33,200   Globix Corp...........................................................  12.50                    02/01/10      12,616,000
  11,000   PSINet, Inc...........................................................  10.50                    12/01/06       2,530,000
  14,500   PSINet, Inc...........................................................  11.00                    08/01/09       3,335,000
                                                                                                                      --------------
                                                                                                                          31,569,438
                                                                                                                      --------------
           MANAGED HEALTH CARE (0.9%)
  12,390   Aetna, Inc............................................................   7.875                   03/01/11      12,217,779
                                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                  COUPON           MATURITY
THOUSANDS                                                                                   RATE             DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
           MEDICAL SPECIALTIES (0.0%)
$ 26,500   MEDIQ/PRN Life Support Services, Inc. (b).............................  11.00%                   06/01/08  $      265,000
                                                                                                                      --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
   2,035   Advanstar Communications, Inc. - 144A*................................  12.00                    02/15/11       2,075,700
                                                                                                                      --------------
           MOVIES/ENTERTAINMENT (0.8%)
   9,755   Alliance Atlantis Communications, Inc. - 144A* (Canada)...............  13.00                    12/15/09      10,340,300
                                                                                                                      --------------
           OFFICE EQUIPMENT/SUPPLIES (1.7%)
  10,000   Burhmann US Inc.......................................................  12.25                    11/01/09      10,550,000
  22,000   Mosler, Inc. (b)......................................................  11.00                    04/15/03      12,100,000
                                                                                                                      --------------
                                                                                                                          22,650,000
                                                                                                                      --------------
           OTHER CONSUMER SERVICES (0.2%)
  10,000   Source Media, Inc.....................................................  12.00                    11/01/04       2,600,000
                                                                                                                      --------------
           OTHER CONSUMER SPECIALTIES (1.6%)
  26,600   Samsonite Corp........................................................  10.75                    06/15/08      21,945,000
                                                                                                                      --------------
           PHARMACEUTICALS: GENERIC DRUGS (0.4%)
   5,700   BRL Universal Equipment - 144A*.......................................   8.875                   02/15/08       5,814,000
                                                                                                                      --------------
           RECREATIONAL PRODUCTS (0.5%)
   6,750   International Game Technology.........................................   8.375                   05/15/09       6,817,500
                                                                                                                      --------------
           RESTAURANTS (2.2%)
 141,992   American Restaurant Group Holdings, Inc. - 144A* (c)..................   0.00                    12/15/05       5,679,680
  34,207   FRD Acquisition Corp. (Series B) (a) (b)..............................  12.50                    07/15/04      11,630,380
  20,000   Friendly Ice Cream Corp...............................................  10.50                    12/01/07      12,200,000
                                                                                                                      --------------
                                                                                                                          29,510,060
                                                                                                                      --------------
           RETAIL - SPECIALTY (2.2%)
   9,000   Mrs. Fields Holdings Co...............................................  14.00++                  12/01/05       4,050,000
   1,000   National Wine & Spirits, Inc..........................................  10.125                   01/15/09         955,000
   9,725   Pantry, Inc...........................................................  10.25                    10/15/07       9,384,625
  17,500   Petro Stopping Centers L.P............................................  10.50                    02/01/07      14,875,000
                                                                                                                      --------------
                                                                                                                          29,264,625
                                                                                                                      --------------
           SPECIALTY TELECOMMUNICATIONS (13.8%)
  11,500   Birch Telecom Inc.....................................................  14.00                    06/15/08       5,750,000
  14,370   DTI Holdings, Inc. (Series B).........................................  12.50++                  03/01/08       5,173,200
  17,085   Esprit Telecom Group PLC
             (United Kingdom) (b)................................................  11.50                    12/15/07         683,400
  29,088   Esprit Telecom Group PLC
             (United Kingdom) (b)................................................  10.875                   06/15/08       1,163,520
  47,000   Firstworld Communications, Inc........................................  13.00++                  04/15/08       6,580,000
   7,000   Global Crossing Holdings Ltd. - 144A*.................................   8.70                    08/01/07       6,773,480

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                  COUPON           MATURITY
THOUSANDS                                                                                   RATE             DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 21,500   GT Group Telecom Inc. (Canada)........................................  13.25++%                 02/01/10  $    9,460,000
  10,000   McLeodUSA, Inc........................................................  11.50                    05/01/09      10,250,000
  15,000   Pac-West Telecom Inc. (Series B)......................................  13.50                    02/01/09      12,900,000
   9,800   Primus Telecommunications Group, Inc..................................  11.75                    08/01/04       3,430,000
  11,000   Primus Telecommunications Group, Inc..................................  11.25                    01/15/09       3,850,000
  25,550   Primus Telecommunications Group, Inc..................................  12.75                    10/15/09       8,942,500
  32,900   Primus Telecommunications Group, Inc. (Series B)......................   9.875                   05/15/08      11,515,000
   2,000   RSL Communications PLC (United Kingdom)...............................   9.125                   03/01/08          75,000
   9,000   RSL Communications PLC (United Kingdom)...............................  10.50                    11/15/08       1,170,000
   3,000   RSL Communications PLC (United Kingdom)...............................   9.875                   11/15/09         112,500
  13,000   Tele1 Europe BV (Netherlands).........................................  13.00                    05/15/09      13,000,000
  12,000   Versatel Telecom BV (Netherlands) (Issued 05/27/98)...................  13.25                    05/15/08       9,360,000
  18,000   Versatel Telecom BV (Netherlands) (Issued 12/03/98)...................  13.25                    05/15/08      14,040,000
  31,445   Viatel Inc............................................................  11.25                    04/15/08       7,861,250
  14,200   Viatel Inc. (Issued 03/19/99).........................................  11.50                    03/15/09       3,550,000
  29,393   Viatel Inc. (Issued 12/08/99).........................................  11.50                    03/15/09       7,348,250
  12,000   Williams Communications Group Inc.....................................  10.875                   10/01/09      10,740,000
  32,545   World Access, Inc. (c)................................................  13.25                    01/15/08      21,479,700
  11,500   Worldwide Fiber Inc. (Canada).........................................  12.00                    08/01/09       9,200,000
                                                                                                                      --------------
                                                                                                                         184,407,800
                                                                                                                      --------------
           TELECOMMUNICATION EQUIPMENT (1.5%)
  10,000   Metricom Inc..........................................................  13.00                    02/15/10       2,500,000
  10,000   SBA Communications Corp...............................................  12.00++                  03/01/08       8,275,000
  10,500   Spectrasite Holdings, Inc.............................................  12.00++                  07/15/08       7,297,500
   3,500   Spectrasite Holdings, Inc.............................................  11.25++                  04/15/09       2,152,500
                                                                                                                      --------------
                                                                                                                          20,225,000
                                                                                                                      --------------
           TELECOMMUNICATIONS (11.4%)
  20,500   Covad Communications Group, Inc.......................................  12.50                    02/15/09       5,330,000
  61,075   e. Spire Communications, Inc. (b).....................................  13.75                    07/15/07      18,322,500
  26,700   Focal Communications Corp. (Series B).................................  12.125++                 02/15/08      15,753,000
  15,000   Hyperion Telecommunication, Inc. (Series B)...........................  12.25                    09/01/04      14,700,000
  17,025   Level 3 Communications, Inc...........................................   9.125                   05/01/08      14,130,750
  15,000   MGC Communications, Inc...............................................  13.00                    04/01/10       7,650,000
   1,500   NextLink Communications LLC...........................................  12.50                    04/15/06       1,410,000
  17,500   NEXTLINK Communications, Inc..........................................   9.00                    03/15/08      14,306,250
  12,500   NEXTLINK Communications, Inc..........................................  10.75                    11/15/08      10,875,000
   9,000   NEXTLINK Communications, Inc..........................................  10.75                    06/01/09       7,830,000
  16,975   NTL Communications Corp...............................................  11.875                   10/01/10      16,890,125

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                  COUPON           MATURITY
THOUSANDS                                                                                   RATE             DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 27,850   Rhythms Netconnections, Inc...........................................  12.75%                   04/15/09  $    7,519,500
  14,965   Rhythms Netconnections, Inc. (Series B)...............................  13.50++                  05/15/08       1,795,800
  13,850   Startec Global Communications Corp....................................  12.00                    05/15/08       6,925,000
  11,300   Talton Holdings, Inc (Series B).......................................  11.00                    06/30/07       8,249,000
                                                                                                                      --------------
                                                                                                                         151,686,925
                                                                                                                      --------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
  13,350   J.B. Poindexter & Co., Inc............................................  12.50                    05/15/04      12,015,000
                                                                                                                      --------------
           WIRELESS COMMUNICATIONS (3.7%)
  20,150   AMSC Acquisition Co., Inc. (Series B).................................  12.25                    04/01/08       8,966,750
   6,900   Arch Escrow Corp......................................................  13.75                    04/15/08       2,346,000
  65,300   CellNet Data Systems Inc. (a) (b).....................................  14.00++                  10/01/07         326,500
  19,610   Globalstar LP/Capital Corp. (b).......................................  10.75                    11/01/04       1,961,000
  16,739   Orbcomm Global LP/Capital Corp. (Series B) (b)........................  14.00                    08/15/04       1,673,900
  20,230   USA Mobile Communications Holdings, Inc...............................   9.50                    02/01/04       8,092,000
  18,800   USA Mobile Communications Holdings, Inc...............................  14.00                    11/01/04       7,520,000
  11,400   WinStar Communications, Inc...........................................  12.75                    04/15/10       7,951,500
  31,000   WinStar Communications, Inc...........................................  14.75++                  04/15/10       9,920,000
                                                                                                                      --------------
                                                                                                                          48,757,650
                                                                                                                      --------------

           TOTAL CORPORATE BONDS
           (COST $2,142,374,462)....................................................................................   1,234,120,177
                                                                                                                      --------------

           CONVERTIBLE BOND (0.0%)
           HOTELS/RESORTS/CRUISELINES
   1,643   Premier Cruises Ltd. - 144A*
           (COST $1,643,000).....................................................  10.00+                   08/15/05             164
                                                                                                                      --------------

NUMBER OF
 SHARES
---------
           COMMON STOCKS (d) (0.9%)
           APPAREL/FOOTWEAR RETAIL (0.0%)
2,621,192  County Seat Stores, Inc. (c).........................................................          23,591
                                                                                                  --------------
           CASINO/GAMING (0.0%)
 207,312   Fitzgerald Gaming Corp...............................................................             207
                                                                                                  --------------
           FOOD: SPECIALTY/CANDY (0.0%)
  10,908   SFAC New Holdings Inc. (c)...........................................................           2,727
   2,006   SFFB Holdings, Inc. (c)..............................................................              20
 574,725   Specialty Foods Acquisition Corp. - 144A*............................................           5,747
                                                                                                  --------------
                                                                                                           8,494
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
 981,277   Premier Holdings Inc. (c)............................................................  $          981
 781,421   Vagabond Inns, Inc. (Class D)........................................................             782
                                                                                                  --------------
                                                                                                           1,763
                                                                                                  --------------
           MEDICAL/NURSING SERVICES (0.0%)
1,151,324  Raintree Healthcare Corp. (c)........................................................          10,362
                                                                                                  --------------
           MOTOR VEHICLES (0.0%)
     709   Northern Holdings Industrial Corp. (c)*..............................................               1
                                                                                                  --------------
           RESTAURANTS (0.0%)
  38,057   American Restaurant Group Holdings, Inc. - 144A*.....................................           9,514
                                                                                                  --------------
           SPECIALTY TELECOMMUNICATIONS (0.5%)
 264,189   Tele1 Europe Holding AB (ADR) (Sweden)*..............................................       1,139,315
 486,691   Versatel Telecom International NV (ADR) (Netherlands)................................       4,927,746
  94,263   World Access, Inc. (c)...............................................................         111,937
                                                                                                  --------------
                                                                                                       6,178,998
                                                                                                  --------------
           TELECOMMUNICATION EQUIPMENT (0.0%)
 196,000   FWT Inc. (Class A) (c)...............................................................           1,960
                                                                                                  --------------
           TEXTILES (0.0%)
1,754,730  United States Leather, Inc. (c)......................................................          15,793
                                                                                                  --------------
           WIRELESS COMMUNICATIONS (0.4%)
5,777,031  Arch Wireless Inc. (c)...............................................................       5,054,902
 274,391   Vast Solutions, Inc. (Class B1) (c)..................................................           2,744
 274,391   Vast Solutions, Inc. (Class B2) (c)..................................................           2,744
 274,391   Vast Solutions, Inc. (Class B3) (c)..................................................           2,744
                                                                                                  --------------
                                                                                                       5,063,134
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (COST $320,150,551)..................................................................      11,313,817
                                                                                                  --------------

           PREFERRED STOCKS (0.3%)
           CELLULAR TELEPHONE (0.3%)
   4,500   Dobson Communications Corp...........................................................       4,365,000
                                                                                                  --------------
           RESTAURANTS (0.0%)
   4,404   American Restaurant Group Holdings, Inc. (Series B)..................................         440,400
                                                                                                  --------------
           TELECOMMUNICATION EQUIPMENT (0.0%)
1,960,000  FWT Inc. (Series A)..................................................................          19,600
                                                                                                  --------------

           TOTAL PREFERRED STOCKS
           (COST $18,711,135)...................................................................       4,825,000
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

NUMBER OF                                                                             EXPIRATION
WARRANTS                                                                                 DATE         VALUE
----------------------------------------------------------------------------------------------------------------
           WARRANTS (d) (0.3%)
           AEROSPACE & DEFENSE (0.0%)
   9,000   Sabreliner Corp. - 144A*.................................................   04/15/03   $       90,000
                                                                                                  --------------
           BROADCASTING (0.0%)
  14,555   XM Satellite Radio Holdings Inc. - 144A*.................................   03/15/10          363,875
                                                                                                  --------------
           CABLE/SATELLITE TV (0.1%)
  57,000   Diva Systems Corp. - 144A*...............................................   03/01/08          342,000
  15,000   Ono Finance PLC - 144A* (United Kingdom).................................   05/31/09          750,000
                                                                                                  --------------
                                                                                                       1,092,000
                                                                                                  --------------
           CASINO/GAMING (0.0%)
 220,000   Aladdin Gaming, Inc. - 144A*.............................................   03/01/10            2,200
  20,000   Resort At Summerlin - 144A*..............................................   12/15/07              200
                                                                                                  --------------
                                                                                                           2,400
                                                                                                  --------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
  13,000   Epic Resorts LLC - 144A*.................................................   06/15/05              130
                                                                                                  --------------
           INTERNET SOFTWARE/SERVICES (0.0%)
  13,300   Cybernet Internet Services Inc. - 144A*..................................   07/01/09            3,325
                                                                                                  --------------
           RESTAURANTS (0.0%)
   3,500   American Restaurant Group Holdings, Inc. - 144A*.........................   08/15/08               35
                                                                                                  --------------
           RETAIL - SPECIALTY (0.0%)
   9,000   Mrs. Fields Holding Inc. - 144A*.........................................   12/01/05           90,000
                                                                                                  --------------
           SPECIALTY TELECOMMUNICATIONS (0.2%)
  11,500   Birch Telecom Inc. - 144A*...............................................   06/15/08          632,500
  47,000   Firstworld Communications, Inc. - 144A*..................................   04/15/08          705,000
  21,500   GT Group Telecom Inc. - 144A* (Canada)...................................   02/01/10        1,075,000
                                                                                                  --------------
                                                                                                       2,412,500
                                                                                                  --------------
           TELECOMMUNICATION EQUIPMENT (0.0%)
  10,000   Metricom, Inc............................................................   02/15/10            1,250
                                                                                                  --------------
           TELECOMMUNICATIONS (0.0%)
  11,850   Startec Global Communications Corp. - 144A*..............................   05/15/08            7,703
                                                                                                  --------------
           WIRELESS COMMUNICATIONS (0.0%)
  18,250   Motient Corp. - 144A*....................................................   04/01/08           54,750
                                                                                                  --------------

           TOTAL WARRANTS
           (COST $12,176,927)...................................................................       4,117,968
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (3.4%)
           REPURCHASE AGREEMENT
$ 45,169   Joint repurchase agreement account 5.461% due 03/01/01 (dated 02/28/01; proceeds
             $45,175,852) (e)
             (COST $45,169,000).................................................................  $   45,169,000
                                                                                                  --------------

TOTAL INVESTMENTS
(COST $2,540,225,075) (f)...............................................................   97.6%    1,299,546,126

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    2.4        32,579,579
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,332,125,705
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Resale is restricted to qualified institutional investors.
 +   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
++ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
(a)  Issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d)  Non-income producing securities.
(e)  Collateralized by Federal Agency and U.S. Treasury obligations.
(f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,412,186 and the aggregate gross unrealized depreciation is $1,259,091,135, resulting in net unrealized depreciation of $1,240,678,949.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $2,540,225,075)..................................  $ 1,299,546,126
Receivable for:
    Interest...............................................................................       40,422,198
    Investments sold.......................................................................       12,692,917
    Capital stock sold.....................................................................        4,723,706
Prepaid expenses and other assets..........................................................          136,512
                                                                                             ---------------
     TOTAL ASSETS..........................................................................    1,357,521,459
                                                                                             ---------------
LIABILITIES:
Payable for:
    Investments purchased..................................................................       22,561,459
    Capital stock repurchased..............................................................        1,532,333
    Plan of distribution fee...............................................................          651,313
    Investment management fee..............................................................          442,182
Payable to bank............................................................................           10,626
Accrued expenses and other payables........................................................          197,841
                                                                                             ---------------
     TOTAL LIABILITIES.....................................................................       25,395,754
                                                                                             ---------------
     NET ASSETS............................................................................  $ 1,332,125,705
                                                                                             ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $ 3,194,074,861
Net unrealized depreciation................................................................   (1,240,678,949)
Accumulated net investment loss............................................................      (14,828,654)
Accumulated net realized loss..............................................................     (606,441,553)
                                                                                             ---------------
     NET ASSETS............................................................................  $ 1,332,125,705
                                                                                             ===============
CLASS A SHARES:
Net Assets.................................................................................      $46,064,048
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)................................       14,363,966
     NET ASSET VALUE PER SHARE.............................................................            $3.21
                                                                                             ===============
     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE).......................................            $3.35
                                                                                             ===============
CLASS B SHARES:
Net Assets.................................................................................   $1,010,737,804
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)................................      316,231,742
     NET ASSET VALUE PER SHARE.............................................................            $3.20
                                                                                             ===============
CLASS C SHARES:
Net Assets.................................................................................      $72,858,218
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)................................       22,763,855
     NET ASSET VALUE PER SHARE.............................................................            $3.20
                                                                                             ===============
CLASS D SHARES:
Net Assets.................................................................................     $202,465,635
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)................................       63,183,572
     NET ASSET VALUE PER SHARE.............................................................            $3.20
                                                                                             ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME..............................................................................  $ 114,434,359
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         16,129
Plan of distribution fee (Class B shares)....................................................      4,151,344
Plan of distribution fee (Class C shares)....................................................        311,200
Investment management fee....................................................................      3,009,406
Transfer agent fees and expenses.............................................................        801,680
Registration fees............................................................................         87,080
Custodian fees...............................................................................         73,535
Shareholder reports and notices..............................................................         72,981
Professional fees............................................................................         35,885
Directors' fees and expenses.................................................................          8,784
Other........................................................................................         16,551
                                                                                               -------------

     TOTAL EXPENSES..........................................................................      8,584,575
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................    105,849,784
                                                                                               -------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss............................................................................   (150,951,969)
Net change in unrealized depreciation........................................................   (295,990,613)
                                                                                               -------------

     NET LOSS................................................................................   (446,942,582)
                                                                                               -------------

NET DECREASE.................................................................................  $(341,092,798)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED          ENDED
                                                                          FEBRUARY 28, 2001  AUGUST 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................   $  105,849,784    $  282,049,452
Net realized loss.......................................................     (150,951,969)      (16,496,280)
Net change in unrealized depreciation...................................     (295,990,613)     (457,477,753)
                                                                           --------------    --------------

     NET DECREASE.......................................................     (341,092,798)     (191,924,581)
                                                                           --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..........................................................       (3,997,762)       (9,668,632)
Class B shares..........................................................      (90,241,091)     (229,455,500)
Class C shares..........................................................       (5,965,642)      (13,449,909)
Class D shares..........................................................      (17,665,595)      (42,391,609)
                                                                           --------------    --------------

     TOTAL DIVIDENDS....................................................     (117,870,090)     (294,965,650)
                                                                           --------------    --------------
Net increase (decrease) from capital stock transactions.................       18,915,596      (179,646,437)
                                                                           --------------    --------------

     NET DECREASE.......................................................     (440,047,292)     (666,536,668)

NET ASSETS:
Beginning of period.....................................................    1,772,172,997     2,438,709,665
                                                                           --------------    --------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $14,828,654 AND DIVIDENDS IN
    EXCESS OF NET INVESTMENT INCOME OF $2,808,348, RESPECTIVELY)........   $1,332,125,705    $1,772,172,997
                                                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price. (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding
$3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $61,546,021 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C,

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.07% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended
February 28, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,830, $1,727,265 and $25,663, respectively and received $144,253 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2001, aggregated $278,512,847 and $336,719,262, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2001, the Fund had transfer agent fees and expenses payable of approximately $1,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 2001 included in Directors' fees and expenses in the Statement of Operations amounted to $2,891. At February 28, 2001, the Fund had an accrued pension liability of $54,093 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                            FOR THE SIX                   FOR THE YEAR
                                                            MONTHS ENDED                      ENDED
                                                         FEBRUARY 28, 2001               AUGUST 31, 2000
                                                    ----------------------------  -----------------------------
                                                            (UNAUDITED)
                                                       SHARES         AMOUNT         SHARES          AMOUNT
                                                    ------------  --------------  -------------  --------------
CLASS A SHARES
Sold..............................................   12,530,364   $  46,130,500     20,398,269   $ 102,571,421
Reinvestment of dividends.........................      502,002       1,777,934        938,139       4,701,847
Redeemed..........................................  (11,841,995)    (43,499,574)   (20,620,177)   (103,264,873)
                                                    -----------   -------------   ------------   -------------
Net increase - Class A............................    1,190,371       4,408,860        716,231       4,008,395
                                                    -----------   -------------   ------------   -------------

CLASS B SHARES
Sold..............................................   58,519,764     204,216,176     83,309,893     422,185,285
Reinvestment of dividends.........................    9,033,267      32,009,186     16,592,293      82,984,770
Redeemed..........................................  (69,700,177)   (251,044,559)  (131,901,232)   (669,368,755)
                                                    -----------   -------------   ------------   -------------
Net decrease - Class B............................   (2,147,146)    (14,819,197)   (31,999,046)   (164,198,700)
                                                    -----------   -------------   ------------   -------------

CLASS C SHARES
Sold..............................................   10,121,944      36,588,386     10,104,080      51,348,473
Reinvestment of dividends.........................      854,283       3,019,444      1,362,762       6,824,019
Redeemed..........................................   (8,232,618)    (30,276,482)   (11,267,273)    (57,763,912)
                                                    -----------   -------------   ------------   -------------
Net increase - Class C............................    2,743,609       9,331,348        199,569         408,580
                                                    -----------   -------------   ------------   -------------

CLASS D SHARES
Sold..............................................   11,886,492      40,474,771      9,035,431      45,961,462
Reinvestment of dividends.........................    2,971,152      10,513,407      4,875,203      24,378,740
Redeemed..........................................   (8,467,419)    (30,993,593)   (17,661,637)    (90,204,914)
                                                    -----------   -------------   ------------   -------------
Net increase (decrease) - Class D.................    6,390,225      19,994,585     (3,751,003)    (19,864,712)
                                                    -----------   -------------   ------------   -------------
Net increase (decrease) in Fund...................    8,177,059   $  18,915,596    (34,834,249)  $(179,646,437)
                                                    ===========   =============   ============   =============

6. CHANGE IN ACCOUNTING POLICY

Effective September 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and, as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of August 31, 2001.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

7. FEDERAL INCOME TAX STATUS

At August 31, 2000, the Fund had a net capital loss carryover of approximately $432,337,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                                AMOUNT IN THOUSANDS
------------------------------------------------------------------------------------
 2001       2002       2003       2004       2005       2006       2007       2008
-------   --------   --------   --------   --------   --------   --------   --------
$45,084   $166,660   $50,599    $23,296    $39,319    $12,603    $24,919    $69,857
=======   ========   =======    =======    =======    =======    =======    =======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,629,000 during fiscal 2000.

At August 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                    FOR THE SIX             FOR THE YEAR ENDED AUGUST 31,         JULY 28, 1997*
                                                   MONTHS ENDED           ----------------------------------          THROUGH
                                                 FEBRUARY 28, 2001         2000          1999         1998        AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)

CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period...........       $  4.35             $  5.51       $  6.16      $  6.82          $ 6.83
                                                      -------             -------       -------      -------          ------

Income (loss) from investment operations:
   Net investment income.......................          0.27                0.69          0.72         0.76            0.07
   Net realized and unrealized loss............         (1.11)              (1.13)        (0.63)       (0.71)          (0.03)
                                                      -------             -------       -------      -------          ------

Total income (loss) from investment
 operations....................................         (0.84)              (0.44)         0.09         0.05            0.04
                                                      -------             -------       -------      -------          ------

Less dividends from net investment income......         (0.30)              (0.72)        (0.74)       (0.71)          (0.05)
                                                      -------             -------       -------      -------          ------

Net asset value, end of period.................       $  3.21             $  4.35       $  5.51      $  6.16          $ 6.82
                                                      =======             =======       =======      =======          ======

TOTAL RETURN+..................................        (19.68)%(1)          (8.88)%        1.47%        0.40%           0.65%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................          0.64 %(2)(3)        0.70 %(3)     0.68%(3)     0.75%(3)        0.93%(2)

Net investment income..........................         15.29 %(2)(3)       13.62 %(3)    12.42%(3)    11.30%(3)       11.80%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........       $46,064             $57,273       $68,667      $30,678          $1,996

Portfolio turnover rate........................            20 %(1)             20 %          36%          66%            113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                          FOR THE SIX                   FOR THE YEAR ENDED AUGUST 31,             JULY 28, 1997*
                                         MONTHS ENDED             ------------------------------------------          THROUGH
                                       FEBRUARY 28, 2001             2000            1999            1998         AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)

CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................      $     4.34             $     5.50      $     6.15      $     6.82           $  6.83
                                           ----------             ----------      ----------      ----------           -------

Income (loss) from investment
 operations:
   Net investment income.............            0.26                   0.66            0.69            0.73              0.07
   Net realized and unrealized
   loss..............................           (1.11)                 (1.13)          (0.64)          (0.72)            (0.03)
                                           ----------             ----------      ----------      ----------           -------

Total income (loss) from investment
 operations..........................           (0.85)                 (0.47)           0.05            0.01              0.04
                                           ----------             ----------      ----------      ----------           -------

Less dividends from net investment
 income..............................           (0.29)                 (0.69)          (0.70)          (0.68)            (0.05)
                                           ----------             ----------      ----------      ----------           -------

Net asset value, end of period.......      $     3.20             $     4.34      $     5.50      $     6.15           $  6.82
                                           ==========             ==========      ==========      ==========           =======

TOTAL RETURN+........................          (19.93)%(1)             (9.39)%          0.92%          (0.23)%            0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................            1.32 %(2)(3)           1.25 %(3)       1.24%(3)        1.25 %(3)         1.42%(2)

Net investment income................           14.61 %(2)(3)          13.07 %(3)      11.86%(3)       10.80 %(3)        11.28%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................      $1,010,738             $1,381,008      $1,927,186      $1,761,147           $15,828

Portfolio turnover rate..............              20 %(1)                20 %            36%             66 %             113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                  FOR THE PERIOD
                                                  FOR THE SIX               FOR THE YEAR ENDED AUGUST 31,         JULY 28, 1997*
                                                 MONTHS ENDED             ----------------------------------          THROUGH
                                               FEBRUARY 28, 2001           2000          1999         1998        AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)

CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........       $  4.34               $  5.51      $   6.15      $  6.82          $ 6.83
                                                    -------               -------      --------      -------          ------

Income (loss) from investment operations:
   Net investment income.....................          0.26                  0.66          0.68         0.72            0.07
   Net realized and unrealized loss..........         (1.11)                (1.14)        (0.62)       (0.72)          (0.03)
                                                    -------               -------      --------      -------          ------

Total income (loss) from investment
 operations..................................         (0.85)                (0.48)         0.06         0.00            0.04
                                                    -------               -------      --------      -------          ------

Less dividends from net investment income....         (0.29)                (0.69)        (0.70)       (0.67)          (0.05)
                                                    -------               -------      --------      -------          ------

Net asset value, end of period...............       $  3.20               $  4.34      $   5.51      $  6.15          $ 6.82
                                                    =======               =======      ========      =======          ======

TOTAL RETURN+................................        (19.97)%(1)            (9.66)%        0.99%       (0.34)%          0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................          1.42 %(2)(3)          1.35 %(3)     1.34%(3)     1.36 %(3)       1.52%(2)

Net investment income........................         14.51 %(2)(3)         12.97 %(3)    11.76%(3)    10.69 %(3)      11.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......       $72,858               $86,951      $109,142      $56,626          $5,225

Portfolio turnover rate......................            20 %(1)               20 %          36%          66 %           113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31
                                               MONTHS ENDED         ------------------------------------------------------------
                                            FEBRUARY 28, 2001++      2000++       1999++       1998++       1997*         1996
--------------------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)

CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......       $   4.35           $   5.51     $   6.16     $   6.82     $   6.71     $   6.77
                                                 --------           --------     --------     --------     --------     --------

Income (loss) from investment operations:
   Net investment income..................           0.28               0.70         0.74         0.78         0.79         0.83
   Net realized and unrealized gain
   (loss).................................          (1.12)             (1.13)       (0.64)       (0.71)        0.15        (0.12)
                                                 --------           --------     --------     --------     --------     --------

Total income (loss) from investment
 operations...............................          (0.84)             (0.43)        0.10         0.07         0.94         0.71
                                                 --------           --------     --------     --------     --------     --------

Less dividends from net investment
 income...................................          (0.31)             (0.73)       (0.75)       (0.73)       (0.83)       (0.77)
                                                 --------           --------     --------     --------     --------     --------

Net asset value, end of period............       $   3.20           $   4.35     $   5.51     $   6.16     $   6.82     $   6.71
                                                 ========           ========     ========     ========     ========     ========

TOTAL RETURN+.............................         (19.82)%(1)         (8.69)%       1.67%        0.63%       15.01%       11.07%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................           0.57 %(2)(3)       0.50 %(3)     0.49%(3)     0.51%(3)     0.68%       0.66%

Net investment income.....................          15.36 %(2)(3)      13.82 %(3)    12.61%(3)    11.54%(3)    11.78%      12.27%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...       $202,466           $246,941     $333,714     $400,582     $479,020     $460,203

Portfolio turnover rate...................             20 %(1)            20 %         36%          66%         113%          49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       27

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Robert E. Angevine
Vice President

Gordon W. Loery
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD


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MORGAN STANLEY
DEAN WITTER
HIGH YIELD
SECURITIES


[ARTWORK]

SEMIANNUAL REPORT
FEBRUARY 28, 2001